Leases - Facilities Leased or Subleased by the Company - Additional Information (Details)													1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2021 USD ($)	Aug. 27, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 01, 2019 USD ($)	Jan. 28, 2019 USD ($)	Jan. 03, 2019 USD ($)	Dec. 01, 2018 bed	Nov. 30, 2018 USD ($) Facility	Jun. 27, 2018 bed	Apr. 24, 2018 Facility	Jun. 04, 2017 USD ($)	Aug. 01, 2015 USD ($)	Jan. 31, 2015	Mar. 31, 2021 USD ($) Facility agreement	Mar. 31, 2020 USD ($) Facility bed	Dec. 31, 2020 USD ($) Facility bed	Dec. 31, 2019 USD ($)	Aug. 26, 2020 USD ($)	Apr. 05, 2020 USD ($)	Dec. 31, 2017 USD ($)	Apr. 06, 2017 USD ($)
Operating Leased Assets [Line Items]
Lessor, operating lease, description														As of March 31, 2021, the Company leased or subleased 20 facilities (12 owned by the Company and eight leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. The weighted average remaining lease term for our facilities is approximately 6.3 years.		As of December 31, 2020, the Company leased or subleased 21 facilities (12 owned by the Company and nine leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments to the Company, as applicable. The weighted average remaining lease term for our facilities is 6.5 years.
Number of leased or subleased facilities | Facility														20		21
Number of skilled nursing facilities sub leased | Facility														8		9
Number of sublease agreements executed, owned by company														10		10
Number of facilities | Facility														24		24
Operating lease non payment of rent amount				$ 2,700,000
Number of skilled nursing facilities under non-cancelable operating leases | Facility														9		9
Provision (recovery) for doubtful accounts														$ 40,000	$ (2,000)	$ 925,000	$ (281,000)
Lessor, operating lease, option to extend description							All Subleases are for an initial term of 10 years, with renewal options
Lessor, operating lease, option to extend							true
Sub lease ,initial term of contract							10 years
Rent expense in excess of cash paid														24,000	$ 55,000	$ 168,000	$ 308,000
Aspire
Operating Leased Assets [Line Items]
Number of subleased facilities | Facility								5
Operating lease indemnification liability								$ 8,000,000						$ 8,000,000
GEORGIA
Operating Leased Assets [Line Items]
Number of facilities | Facility																2
Operating lease non payment of rent amount																$ 2,700,000
Leased and Subleased Facilities
Operating Leased Assets [Line Items]
Weighted average remaining lease term														6 years 3 months 18 days		6 years 6 months
Wellington Lease Amendment
Operating Leased Assets [Line Items]
Number of facilities | Facility														2
Leases expiration date													Aug. 31, 2027			Aug. 31, 2027
Lease Ending 2027
Operating Leased Assets [Line Items]
Number of skilled nursing facilities under non-cancelable operating leases | Facility																8
Lease Ending 2027 | GEORGIA
Operating Leased Assets [Line Items]
Number of facilities | Facility																8
Foster Prime Lease
Operating Leased Assets [Line Items]
Number of facilities | Facility																2
Wellington Lease Termination
Operating Leased Assets [Line Items]
Percentage of reduction in base rent				10.00%
Reduction in base rent per month				$ 31,000,000
Reduction in base rent straight-line revenue per month				$ 48,000,000
Operating lease, annual rent escalator percentage				1.00%
Operating lease description				Effective February 1, 2019, the Company agreed to a 10% reduction in base rent, or in aggregate approximately an average $31,000 per month cash rent reduction for the year ended December 31, 2019, and $48,000 per month decrease in straight-line revenue, respectively for the Tara Facility and the Powder Springs Facility combined. Additionally the Company modified the annual rent escalator to 1% per year from the prior scheduled increase from 1% to 2% previously due to commence of the 1st day of the sixth lease year.
Wellington Lease Termination | Thunderbolt, Georgia
Operating Leased Assets [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed																134
Number of beds in skilled nursing facility | bed																134
Wellington Lease Termination | Powder Springs Georgia
Operating Leased Assets [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed																208
Number of beds in skilled nursing facility | bed																208
Wellington Lease Termination | Minimum
Operating Leased Assets [Line Items]
Operating lease, increase in annual rent escalator percentage				1.00%
Wellington Lease Termination | Maximum
Operating Leased Assets [Line Items]
Operating lease, increase in annual rent escalator percentage				2.00%
Beacon Health Management Limited Liability Company
Operating Leased Assets [Line Items]
Number of sublease agreements executed, owned by company | Facility										4
Number of skilled nursing facilities under non-cancelable operating leases | Facility										1
Lease inducement fee paid												$ 600,000
Lease inducement receivable outstanding																				$ 500,000
Lease expiration year										2025
Termination fee								$ 675,000
Termination fee, installment amount						$ 37,500
Termination fee, installment period																	18 months
Lease inducement						500,000
Rent arrears						2,500,000
Other receivables						$ 600,000
Provision (recovery) for doubtful accounts																	$ 300,000
Covington Care Center
Operating Leased Assets [Line Items]
Leases expiration date																Nov. 30, 2028
Capacity of skilled nursing facility (in numbers of bed) | bed							94
Number of beds in skilled nursing facility | bed							94
Straight-line rent receivable																	400,000
Eaglewood A L F
Operating Leased Assets [Line Items]
Leases expiration date																Nov. 30, 2028
Capacity of skilled nursing facility (in numbers of bed) | bed							80
Number of beds in skilled nursing facility | bed							80
Straight-line rent receivable																	500,000
Hearth And Care Of Greenfield
Operating Leased Assets [Line Items]
Leases expiration date																Nov. 30, 2023
Capacity of skilled nursing facility (in numbers of bed) | bed							99
Number of beds in skilled nursing facility | bed							99
Sub lease ,initial term of contract							5 years
Operating lease, minimum annual rent escalation percentage							1.00%
Straight-line rent receivable																	200,000
The Pavilion Care Center
Operating Leased Assets [Line Items]
Leases expiration date																Nov. 30, 2028
Capacity of skilled nursing facility (in numbers of bed) | bed							50
Number of beds in skilled nursing facility | bed							50
Straight-line rent receivable																	200,000
Eaglewood Care Center
Operating Leased Assets [Line Items]
Leases expiration date																Nov. 30, 2028
Straight-line rent receivable																	400,000
Symmetry Health Care
Operating Leased Assets [Line Items]
Lessor, operating lease, option to extend									true
Lease agreement expiration year									2030
Annualized rent concession granted					$ 600,000
Rent arrear waived off					200,000
Monthly rent payments					$ 100,000
Allowance for outstanding balance of payment plan receivables																	400,000
Symmetry Health Care | Mountain Trace Facility
Operating Leased Assets [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed									106
Number of beds in skilled nursing facility | bed									106
Symmetry Health Care | Sumter Facility
Operating Leased Assets [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed									96
Number of beds in skilled nursing facility | bed									96
Symmetry Health Care | Georgetown Facility
Operating Leased Assets [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed									84
Number of beds in skilled nursing facility | bed									84
Vero Health Lease
Operating Leased Assets [Line Items]
Sub lease ,initial term of contract			10 years
Lease start date			Mar. 01, 2019
Rent expense in excess of cash paid			$ 500,000
Operating lease, escalation percentage			2.50%
Peach Health Care | Variable Interest Entity, Not Primary Beneficiary
Operating Leased Assets [Line Items]
Lessor, operating lease, option to extend		true
Loans receivable		$ 1,000,000
LOC fixed interest rate		13.50%
Increase (decrease) in interest rate		1.00%
Long-term debt current																			$ 1,750,000		$ 2,500,000
Peach Health Care | Variable Interest Entity, Not Primary Beneficiary | Peach Health Sublessee
Operating Leased Assets [Line Items]
LOC fixed interest rate		8.00%									13.50%							16.50%
Increase (decrease) in interest rate											1.00%
Short-term debt											$ 800,000
Maximum period obligations under guaranty ceases											4 years
Long-term LOC		$ 500,000														$ 400,000	1,200,000	$ 1,300,000
Proceeds from line of credit		450,000
Non-cash settlement of bed taxes		$ 350,000
Debt instrument, frequency of periodic payment		60 equal monthly installments
Long-term LOC, Noncurrent																$ 400,000	100,000
Outstanding balance included in outstanding deferred interest																	$ 400,000
Peach Health Care | Oceanside
Operating Leased Assets [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed															85
Number of beds in skilled nursing facility | bed															85
Peach Health Care | Savannah Beach
Operating Leased Assets [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed															50
Number of beds in skilled nursing facility | bed															50
Peach Health Care | Jeffersonville
Operating Leased Assets [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed															131
Number of beds in skilled nursing facility | bed															131
Peach Health Care | Georgia
Operating Leased Assets [Line Items]
Number of facilities | Facility															3
P S Sublease | Powder Springs Facility
Operating Leased Assets [Line Items]
Lessor, operating lease, description														The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions.		The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions.
Leases expiration date	Aug. 01, 2027															Aug. 01, 2027
Lessor, operating lease, option to extend description	two
Lessor, operating lease, option to extend	true
Minimum required monthly average adjusted cash floes of counterparty for non-termination of sublease	80.00%															80.00%
Maximum expected base rent per month beginning with month thirteen	$ 150,000															$ 150,000
Expected base rent per month beginning with month twenty five	140,000															$ 140,000
Lessor, operating lease, lease payment terms and description														For the first six months, the base rent under the PS Sublease will equal the adjusted earnings before interest, tax, depreciation, amortization, and rent (“EBITDAR”) as defined in the PS Sublease, of PS Operator, to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR; however, beginning with month thirteen, the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.		For the first six months, the base rent under the PS Sublease will equal the Adjusted EBITDAR (as defined in the PS Sublease) of PS Operator to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR; however, beginning with month thirteen the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month
Maximum adjusted EBITDAR for counterparty to not pay any base rent	0															$ 0
Conditional reimbursement of base rent to counterparty, maximum adjusted EBITDAR	0															0
Variable rent														$ 400,000
Straight-line rent														$ 300,000
Minimum required monthly average adjusted cash flows of counterparty for non-termination of sublease	$ 100,000															$ 100,000
Third Party Operators
Operating Leased Assets [Line Items]
Number of sublease agreements executed, owned by company | Facility														12		12